91-549

For Internal Use Only
SEC File No. 9-

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OMB Approval No.: 3235-0504
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U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 19b-4(e)

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
AUG 1 2 2005
DIVISION OF MARKET REGULATION

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FOR[redacted]

05064055

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
American Stock Exchange LLC

2. Type of Issuer New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Corporation

3. Class of New Derivative Securities Product: **Index-Linked Note**

4. Name of Underlying Instrument: **CBOE DJIA BuyWrite Index (BXD)**

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow Based: **Broad**

6. Ticker Symbol(s) of New Derivative Product: **DBZ**

7. Market of Markets Upon Which Securities Comprising Underlying Instrument Trades: **The BXD Index is a benchmark index designed to measure the performance of a hypothetical "buy-write" strategy on the DJIA. The securities comprising the Index are traded on the New York Stock Exchange, Inc. ("NYSE"), the Nasdaq Market, Inc and the Chicago Board Options Exchange, Inc. ("CBOE"). The CBOE developed the BXD Index in response to requests by options portfolio managers that the CBOE provide an objective benchmark for evaluating the performance of buy-write strategies, one of the most popular option trading strategies. In addition, the Index also provides investors with a straightforward indicator of the risk-reducing character of options.**

PROCESSED
AUG 1 9 2005
THOMSON
FINANCIAL

8. Settlement Methodology of New Derivative Securities Product: **Cash-settled**

9. Position Limits of New Derivative Securities Product (if applicable): **N/A**

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
AUG 0 1 2005
DIVISION OF MARKET REGULATION

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	AUGUST 12, 2005

Part II	**Execution**
The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product to its relevant trading rules, procedures, surveillance programs and listing standards. Name of Official Responsible for Form: **Richard Mikaliunas**	
Title: **Senior Vice President, Capital Markets**	
Telephone Number: **(212) 306-1807**	
Manual Signature of Official Responsible for Form:	
Date: 7/28/2005	